LEASE (Tables)	3 Months Ended
Mar. 31, 2023
LEASE
Schedule Of Amortization Charge
	Cost	Amortization	Balance

Balance, December 31, 2021	$2,950,277	$(188,316)	$2,761,961
Additions	-	(376,631)	(376,631)
Balance, December 31, 2022	$2,950,277	$(564,947)	2,385,330
Additions	-	94,158)	(94,158)
Balance, March 31, 2023	$2,950,277	$(659,105)	$2,291,172

Schedule Of Future Minimum Payments Due Under Operating Leases
Year ended December 31	Operating Lease Payment

2023	$409,356
2024	545,808
2025	545,808
2026	545,808
Thereafter	1,273,552

Total Lease Payments	3,320,332
Less Imputed Interest	(701,521)

Total	2,618,811
Less: current portion	(345,408)

Lease Liability, Net of Current Portion	$2,273,403

Schedule Of Reconciliation Of The Lease Liabilities
	Three months ended	Years ended
	March 31, 2023	December 31, 2022

Balance, beginning of period	$2,698,677	$3,000,031
Cash outflows	(134,319)	(535,147)
Finance costs	54,453	233,793

	$2,618,811	$2,698,677

	March 31, 2023	December 31, 2022

Lease Liability - current	$345,408	$336,229
Lease Liability - non-current	2,273,403	2,362,448

	$2,618,811	$2,698,677